Inventory	9 Months Ended
Sep. 30, 2015
Unaudited Interim [Member]
Inventory
5.	Inventory

	September 30, 2015	December 31, 2014

Raw materials	$9,241	$11,126
Finished goods	1,480	2,284
Total inventory	$10,721	$13,410